Note 2 - Summary of significant accounting policies: Revenue recognition (Policies)	12 Months Ended
Dec. 31, 2024
Policies
Revenue recognition

Revenue recognition

The Company follows the revenue accounting requirements of Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“Accounting Standards Codification (“ASC”) 606”). The core principle underlying the revenue recognition of this ASU allows the Company to recognize - revenue that represents the transfer of goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange.

To achieve that core principle, the Company applies five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

In order to identify the performance obligations in a contract with a customer, a company must assess the promised goods or services in the contract and identify each promised good or service that is distinct. A performance obligation meets ASC 606’s definition of a “distinct” good or service (or bundle of goods or services) if both of the following criteria are met: The customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer (i.e., the good or service is capable of being distinct), and the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract (i.e., the promise to transfer the good or service is distinct within the context of the contract).

Performance Obligations. A performance obligation is a promise in a contract to transfer a distinct good to the customer and is the unit of account in ASC Topic 606. A contract’s transaction price is recognized as revenue when the performance obligation is satisfied. Each of the Company’s contracts have distinct performance obligations, which are the promises to designs, manufactures, sells and installs individual goods or the promise to deliver services. The Company treats the distinct performance obligations as a single performance obligation as they are necessary and consecutive steps to complete a contract.

Assurance-type Warranty. An assurance-type warranty guarantees that the product will perform as promised and is not a performance obligation. This type of warranty promises to repair or replace a delivered good or service if it does not perform as expected. Since an assurance-type warranty guarantees the functionality of a product, the warranty is not accounted for as a separate performance obligation, and thus no transaction price is allocated to it. Rather, to account for an assurance-type warranty the vendor should estimate and accrue a warranty liability when the promised good or service is delivered to the customer (see ASC 460-10).

The payment terms usually include, but are not limited to, the following billing stages: 1) signing of the sales contract, approximately between 20% - 40% of the contract price, 2) before delivery 30% - 40%, 3) completion of the delivery or instalment, approximately between 10% - 30% of the contract price, and 4) completion of a warranty period, approximately within 10% of the contract price. The completion of a warranty period is only passage of time and would not make the Company probable to not able to bill the remaining approximately 10% of the contract price. The timing of receiving payments does not differ significantly from the payment terms specified in the contracts.

The Company’s subsidiaries’ revenue recognition policies effective upon the adoption of ASC 606 are as follows:

Product revenue

-	Performance obligations satisfied at point in time

The Company designs, manufactures, sells and installs automatic welding equipment to corporate customers. The Company has elected to treat shipping, handling and installation as fulfilment activities, and not a separate performance obligation. Accordingly, the Company recognized the products revenue when control of the product is passed to the customer, which is the point in time that the customers are able to direct the use of and obtain substantially all of the economic benefit of the goods after the installation by the Company’s technician or once on board at the customs based on the contract terms. The transfer of control typically occurs at a point in time based on consideration of when the customer has an obligation to pay for the goods, and physical possession of, legal title to, and the risks and rewards of ownership of the goods has been transferred, and the customer has accepted the goods. Revenue is recognized net of estimates of variable consideration, including product returns, customer discounts and allowance. Historically, the Company has not experienced any significant returns nor provided significant customer discounts.

In conclusion, the Company recognizes the revenues from both standard products and customized products at the point of time when the products delivered, installed and accepted by the customers. Upon delivery, installation and customer acceptance are the proof of the completion of performance obligation, which is a confirmation of customer to its ability to direct the use of and obtain substantially all the benefits from the products. In instances where substantive completion inspection, installation and customer acceptance provisions are specified in the contracts, revenues are deferred until all installation and acceptance criteria have been met.

Since the contract price and term is fixed and enforceable and assurance-type warranty guarantees the functionality of a product and the warranty is not accounted for as a separate performance obligation, thus no transaction price is allocated to it. The Company recognizes the full amount of sales at the point in time as the products are delivered or accepted by the customers according to the acceptance term included in the contract.

The Company’s revenues by geographic locations are summarized below:

	For the Years Ended December 31,
	2024	2023	2022
China revenues	$5,929,986	$5,333,982	$5,812,884
Singapore revenues	6,880,263	9,028,520	10,521,516
Total revenues	$12,810,249	$14,362,502	$16,334,400

Contract liabilities

The Company recognizes a receivable when it has an unconditional right to receive consideration from a customer. A right to receive consideration is unconditional if only the passage of time is required before payment of that consideration is due. If revenue has been recognized before the Company has an unconditional right to receive consideration, the amount is presented as a contract asset. The Company recognizes accounts receivable when it completes performance obligation of receiving consideration and it has the unconditional right to receive consideration. As of December 31, 2024 and 2023, the Company did not record contract assets.

Contract liabilities represents cash payment received from customers in advance of the Company satisfying performance obligations under contractual arrangements, including those with performance obligations to be at a point in time. Contract liabilities are derecognized when or as revenue is recognized. Due to the generally short-term duration of the relevant contracts, all the performance obligations are expected to be satisfied within one year and are classified as current liabilities. The amount of revenue recognized that was included in the contract liabilities at the beginning of the year were $3,804,266, $1,753,808 and $1,629,501 for the years ended December 31, 2024, 2023 and 2022, respectively.

Chinese value-added tax (“VAT”)

The products sold in the PRC are subject to a Chinese value-added tax (“VAT”). The products sold to the customers outside of China are not subject to a Chinese VAT. VAT taxes are presented as a reduction of revenue.

Goods and services taxes (“GST”)

The products sold in the Singapore are subject toa goods and services tax (“GST”). The products sold to the customers outside of Singapore are not subject to a GST. GST taxes are presented as a reduction of revenue. The GST are based on gross sales price. GST rate was generally 8% in Singapore, which was further increased to 9% with effect from January 1,2024. Entities that are GST-registered taxpayers are allowed to offset qualified input GST paid to suppliers against their output GST liabilities. Net GST balance between input GST and output GST is recorded in tax payable.